NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2016
NONCONTROLLING INTEREST [Abstract]
NONCONTROLLING INTEREST
18.	NONCONTROLLING INTEREST

			Dagong	Beijing
	Cyber Cloud	Joysee	Technology	Super TV	Others	Total
Balance as of January 1, 2014	$(31)	$967	$-	$-	$-	$936
Share-based compensation	4	(15)	-	-	-	(11)
Partial disposal of Joysee's equity (Note b)	-	215	-	-	-	215
Transfer of noncontrolling interest-Cyber Cloud (Note a)	1,160	-	-	-	-	1,160
Net loss	(620)	(1,105)	-	-	-	(1,725)
Foreign currency translation adjustment	9	(19)	-	-	-	(10)
Balance as of December 31, 2014	522	43	-	-	-	565
Share-based compensation	12	-	-	-	-	12
Capital injection by noncontrolling interests (Note c)	741	-	-	-	-	741
Acquisition of noncontrolling interests of Joysee (Note d)	-	(59)	-	-	-	(59)
Net (loss)/income	(972)	72	-	-	-	(900)
Foreign currency translation adjustment	(30)	(3)	-	-	-	(33)

Balance as of December 31, 2015	273	53	-	-	-	326
Share-based compensation	295	-	-	-	-	295
Capital injection by noncontrolling interests (Note e)	3,741	-	763	5,524	-	10,028
Acquisition of noncontrolling interests of Dagong Technology (Note f)	-	-	(548)	-	-	(548)
Disposal of Super TV	-	-	-	(6,203)	-	(6,203)
Net (loss)/income	(817)	(34)	(180)	991	1	(39)
Foreign currency translation adjustment	(48)	(3)	(35)	(312)	-	(398)

Balance as of December 31, 2016	$3,444	$16	$-	$-	$1	$3,461

The following summarized the effects of changes in the Group's ownership interests in its subsidiaries on the Group's equity:

	For the years ended December 31,
	2014	2015	2016

Net income attributable to the Company	$20,890	$1,528	$45,418

Transfers from the noncontrolling interest
Decrease in the Group's additional paid-in capital for transfer of noncontrolling interest in Joysee (Note b)	(215)	-	-
Increase in the Group's additional paid-in capital for transfer of noncontrolling interest in Cyber Cloud (Note a)	1,381	-	-
Increase in the Group's additional paid-in capital from capital injection of noncontrolling interest (Note c and Note e)	-	1,531	2,704
Increase/(decrease) in the Group's additional paid-in capital for acquisition of noncontrolling interest (Note d and Note f)	-	12	(78)

Net transfers from noncontrolling interest	1,166	1,543	2,626

Changes from net income attributable to the Company and transfers from noncontrolling interest	$22,056	$3,071	$48,044

a.
Pursuant to a series of agreements dated April 30, 2014, Cyber Cloud acquired 100% equity interest in Xinsi Yijia from Yuewu Yuntian and Holch Capital, and in exchange, Yuewu Yuntian and Holch Capital obtained certain noncontrolling interests in Cyber Cloud. Moreover, Beijing Super TV transferred its remaining equity interest in Cyber Cloud to CSM Holdings, a subsidiary of the Company. As a result of these transactions, CSM Holdings, Yuewu Yuntian and Holch Capital held 75%, 15% and 10% of the equity interest in Cyber Cloud, respectively (Note 5(a)).

b.
Pursuant to agreements dated June 20, 2014, the Group transferred 17.9% equity interests in Joysee to Beijing Ying Zhi Cheng Technology Co., Ltd. ("Ying Zhi Cheng Technology"), an entity that is held mainly by employees of Joysee and who held 5.2% of the equity interest in Joysee before the equity transfer. As a result of this transaction, the Group, Ying Zhi Cheng Technology and Intel Semiconductor (Dalian) Ltd. ( "Intel"), held 46.9%, 23.1% and 30% of the equity interests in Joysee, respectively. According to the article of association of Joysee, N-S Information Technology is entitled to recommend for appointment three out of the five members to the board of directors of Joysee, and has the power to determine all the major financial and operating decisions of Joysee. Accordingly, after the transfer, the Group continues to have the ability to control Joysee. The Group has accounted for the transfer of equity interest as stock based compensation. Stock based compensation of $963 has been recorded for the year ended December 31, 2014 accordingly.

c.
In June 2015, Beijing Gehua CATV Network Co., Ltd. (“Gehua”) made a capital contribution of RMB13.9 million (equivalent to $2,272) to Cyber Cloud. As a result, the Group, Yuewu Yuntian, Gehua and Holch Capital held 67.5%, 13.5%, 10% and 9% of the equity interest in Cyber Cloud, respectively. The Group’s additional paid-in capital and noncontrolling interest were increased by $1,531 and $741 from this capital injection, respectively.

d.
In September 2015, N-S Information Technology purchased the 30% of the equity interest in Joysee held by Intel in consideration of RMB0.3 million (equivalent to $47). As a result of this transaction, the Group and Ying Zhi Cheng Technology held 76.9% and 23.1% of the equity interest in Joysee, respectively. The Group’s additional paid-in capital was increased by $12 and noncontrolling interest was decreased by $59 from this transaction.

e.
In February 2016, CSM Holdings and Bejing Quanda Technology Center (“Quanda”) made cash contribution of $3,815 and $763 to establish Dagong Technology, representing 80% and 20% of the equity interest in Dagong Technology, respectively.

In May 2016, certain key employees of Beijing Super TV made a cash investment in amount of RMB33 million (equivalent to $5,015) to Beijing Super TV in exchange of a 9.91% equity interest in Beijing Super TV. As a result, the Group held 90.09% of the equity interest in Beijing Super TV. The Group’s additional paid-in capital was decreased by $509 and noncontrolling interest was increased by $5,524 from this capital injection.

In May 2016, the existing noncontrolling shareholders of Cyber Cloud, Yuewu Yuntian, Gehua and Holch Capital, made cash contribution in aggregate of RMB20 million (equivalent to $3,040) to Cyber Cloud according to their proportion of equity interest in Cyber Cloud to increase the share capital of Cyber Cloud. As a result, the Group’s noncontrolling interest was increased by $988.

In October 2016, Tianjin Xuanwutianxia Network Technology Center (“Xuanwutianxia”), an entity owned by two management of Cyber Cloud entered into a share contribution agreement to make a cash contribution of RMB8.4 million (equivalent to $1,213) to Cyber Cloud in return of 5.0% of equity interests of Cyber Cloud after such contribution. $399 and $218 were received in January 2017 and March 2017, respectively, and $596 which remained outstanding as of the release date of this financial report was recognized as subscription receivable. The Group’s additional paid-in capital and noncontrolling interest were increased by $688 and $525 from this capital injection, respectively.

In December 2016, Ningbo Meishan Free Trade Port Area Jinxinronghui Investment Partnership (“Jinxinronghui”), a third-party investor, made a cash contribution in amount of RMB33 million (equivalent to $4,753) to Cyber Cloud. As a result, the Group, Yuewu Yuntian, Jinxinronghui, Gehua, Holch Capital and Xuanwutianxia held 57.7%, 11.5%, 10.0%, 8.6%, 7.7% and 4.5% of the equity interests in Cyber Cloud, respectively, as of December 31, 2016. The Group’s additional paid-in capital and noncontrolling interest were increased by $2,525 and $2,228 from this capital injection, respectively. The capital injection was paid to an escrow account of Cyber Cloud in December 2016 and was subsequently transferred to a current deposit account in January 2017 after the update of shareholder register on December 28, 2016.

f.
In December 2016, N-S Information Technology purchased the remaining 20% of the equity interest in Dagong Technology held by Quanda in consideration of RMB4.35 million (equivalent to $626). As a result of the completion of this transaction, Dagong Technology became a wholly owned subsidiary of the Group. The Group’s additional paid-in capital and noncontrolling interest were decreased by $78 and $548 from this acquisition, respectively.